Financial Risk Management Objectives (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2018
Financial liabilities
Interest-bearing loans and borrowings	25,151	—	—	—	25,151
Trade and other payables	21,127	—	—	—	21,127
Due to related parties	2,997	—	—	—	2,997
Financial liabilities at fair value through profit or loss	142	—	—	—	142
Finance lease liability	47	36	11	—	94
	49,464	36	11	—	49,511

As of December 31, 2017
Financial liabilities
Interest-bearing loans and borrowings	41,461	—	—	—	41,461
Trade and other payables	28,850	—	—	—	28,850
Due to related parties	7,342	—	—	—	7,342
Financial liabilities at fair value through profit or loss	139	—	—	—	139
Finance lease liability	39	27	15	2	83
	77,831	27	15	2	77,875

Summary of Capital Management

In line with industry practices, the Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	As of December 31,
	2018	2017
	US$’000	US$’000
Interest bearing loans and borrowings	24,814	41,151
Trade and other payables	21,127	28,850
Less: cash and cash equivalents	(60,778)	(46,093)
Net debt	(14,837)	23,908
Total Equity	221,816	222,826
Capital and net debt	206,979	246,734
Gearing ratio	(7.2)%	9.7%

Foreign currency risk [Member]
Statements [Line Items]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency

The balance of financial assets and liabilities denominated in a currency different from the Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2018	2017	2018	2017
United States dollar (USD)	21,529	15,610	25,733	47,662
Thai Baht (THB)	349	354	30	30
Singapore dollar (SGD)	170	39	62	58
Taiwan dollar (TWD)	5,227	5,927	4,872	1,705
Renminbi (RMB)	19	115,545	179	21,961
Hong Kong dollar (HKD)	20,005	31,578	43	42
Australian dollar (AUD)	66	766	—	—
Euro (EUR)	—	—	199	—
Japanese yen (JPY)	—	—	14,768	—

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Foreign currency sensitivity

The following table demonstrates the sensitivity of the Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	RMB	HKD	AUD	JPY	EUR
	5%	(210)	—	4	1	(1)	127	2	(7)	(11)
2018	-5%	210	—	(4)	(1)	1	(127)	(2)	7	11

	5%	(1,603)	—	(1)	7	718	202	30	—	—
2017	-5%	1,603	—	1	(7)	(718)	(202)	(30)	—	—

Commodity price risk: Copper [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Commodity price sensitivity

The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2018	+23%	6,461	N/A
Copper	-23%	(6,461)	N/A

2017	+44%	11,282	N/A
Copper	-44%	(11,282)	N/A